Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2013
Stockholders' Equity [Abstract]
Summary Of Preferred Stock, Preferred Units And Contingent Units

	Optional		Outstanding	Outstanding
	Redemption	Annual	as of September 30,	as of December 31,
	Date	Dividend	2013	2012
Class A Preferred Stock, cumulative redeemable, liquidation preference $100.00 per share plus all accumulated, accrued and unpaid dividends (if any), 309,130 and 273,326 shares outstanding at September 30, 2013 and December 31, 2012, respectively	7 years from date of issuance	(1)	$26,546,123	$26,802,814

Class B Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 0 and 98,304 units outstanding at September 30, 2013 and December 31, 2012, respectively	June 2014	(2)	$-	$9,683,089

Class C Preferred Units, cumulative redeemable, liquidation preference $100.00 per share plus 3% per annum of the liquidation preference per unit, which accrues annually, and any unpaid distributions, 0 and 98,304 units outstanding at September 30, 2013 and December 31, 2012, respectively	June 2015	(2)	$-	$9,717,249

Class B Contingent Units, 210,915 and 0 units outstanding at September 30, 2013 and December 31, 2012, respectively	-	(3)	$19,287,604	$-

 (1)Cumulative annual cash dividend at the rate of 1% of the liquidation preference, which increases by 1% on each of the third and fourth anniversaries after issuance.

(2)Cumulative annual cash distribution equal to 1.5% of the liquidation preference per share, payable quarterly, if declared.

(3)Non-cumulative distribution of 1.5% per annum of the stated value per Class B contingent unit ($0.375 per quarter) until December 31, 2014; 3.0% per annum of the stated value per Class B contingent unit ($0.75 per quarter) from January 1, 2015 through December 31, 2015; and 5.0% per annum of the stated value per Class B contingent unit ($1.25 per quarter) thereafter.